Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term deposit liabilities	$ 765,345	$ 740,556
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	203,075	207,698
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	118,734	94,585
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	172,583	173,603
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	87,550	79,777
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	58,170	61,175
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	33,158	45,767
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	24,047	20,692
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 68,028	$ 57,259